CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ 38,706	$ 10,225	$ 12,893
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,897	9,923	9,711
Stock-based compensation expense	6,985	4,447	2,293
Foreign currency translation	(223)	19	(86)
Accrued interest, net	(300)	(125)	(204)
Deferred taxes, net	(2,755)	(3,093)	(1,756)
Accrued severance pay, net	663	(23)	96
Change in payment obligation related to acquisitions	350	4,646	1,025
Fair value revaluation - convertible debt	0	0	600
Loss from sale of property and equipment	121	10	0
Net changes in operating assets and liabilities:
Accounts receivable, net	(34,239)	(32,049)	6,416
Prepaid expenses and other current assets	(2,781)	(1,185)	646
Operating lease right-of-use assets	8,510	2,595	3,119
Operating lease liabilities	(8,643)	(2,255)	(1,518)
Accounts payable	35,222	24,742	9,459
Accrued expenses and other liabilities	21,446	2,776	1,653
Deferred revenues	(1,853)	1,506	394
Net cash provided by operating activities	71,106	22,159	44,741
Investing activities:
Purchases of property and equipment	(627)	(459)	(1,209)
Proceeds from sale of property and equipment	95	5	492
Short-term deposits, net	(204,500)	10,534	(19,234)
Cash paid in connection with acquisitions, net of cash acquired	(38,438)	(19,000)	(1,200)
Net cash used in investing activities	(243,470)	(8,920)	(21,151)
Financing activities:
Issuance of shares in private placement, net	230,489	0	0
Proceeds from exercise of stock-based compensation	6,898	4,286	1,227
Payments made in connection with acquisition	0	0	(1,813)
Repayment of convertible debt	0	0	(15,850)
Repayment of long-term loans	(8,333)	(8,333)	(8,332)
Net cash provided by (used in) financing activities	229,054	(4,047)	(24,768)
Effect of exchange rate changes on cash and cash equivalents	(33)	81	(20)
Net increase (decrease) in cash and cash equivalents and restricted cash	56,657	9,273	(1,198)
Cash and cash equivalents and restricted cash at beginning of year	48,878	39,605	40,803
Cash and cash equivalents and restricted cash at end of year	105,535	48,878	39,605
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	104,446	47,656	38,389
Restricted cash	1,089	1,222	1,216
Total cash, cash equivalents, and restricted cash	105,535	48,878	39,605
Cash paid during the year for:
Income taxes	4,365	3,180	4,007
Interest	203	1,097	2,320
Non-cash investing and financing activities:
Creation of new lease right-of-use assets arising from lease liability	0	1,671	25,537
Purchase of property and equipment on credit	$ 45	$ 3	$ 15